Retirement-Related Benefits - Defined Benefit Plans (Details) - U.S. - Pension Plans - Personal Pension Plan (PPP) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plans
Period used in final pay formula that determines benefits		5 years
Qualified Plans
Defined Benefit Plans
Average remaining life expectancy of inactive plan participants		18 years
Qualified Plans | Expected
Defined Benefit Plans
Reduction to amortization expense as a result of change	$ 900